EQUITY (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Common Stock, Shares, Outstanding	14,987,474	13,600,519
Shares, Issued	1,386,955
Proceeds from Other Equity	$ 6,560